Document and Entity Information	Jan. 28, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001840317
Document Type	8-K
Document Period End Date	Jan. 28, 2022
Entity Registrant Name	PLUM ACQUISITION CORP. I
Entity Incorporation State Country Code	E9
Entity File Number	001-40218
Entity Tax Identification Number	98-1577353
Entity Address, Address Line One	2021 Fillmore St. #2089
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94115
City Area Code	(415)
Local Phone Number	683-6773
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Ordinary Shares Subject To Possible Redemption [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	PLMIU
Security Exchange Name	NASDAQ
Capital Unit, Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	PLMI
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	PLMIW
Security Exchange Name	NASDAQ